Expense Example, No Redemption - Western Asset Global High Yield Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 541
Expense Example, No Redemption, 3 Years	787
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	1,808
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	2,020
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	1,152
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	833
Expense Example, No Redemption, 10 Years	1,829
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	2,264
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	263
Expense Example, No Redemption, 5 Years	459
Expense Example, No Redemption, 10 Years	$ 1,024